Provisions and contingent liabilities - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance		R$ 658,360		R$ 1,304,130	R$ 1,040,172
Additions		148,086		154,189	293,550
Reversals		(202,496)		(144,229)	(100,575)
Payments		(118,327)		(683,462)	(70,128)
Interest		12,029		27,732	139,864
Acquisition of subsidiary		36,962	[1]		1,247
Ending Balance		534,614		658,360	1,304,130
Current		49,175		47,788	45,828	R$ 22,837
Non-current		485,439		610,572	1,258,302	R$ 1,017,335
IRPJ and CSLL [member]
Disclosure of other provisions [line items]
Beginning balance		32,946		636,167	559,217
Additions		365		949	14,597
Reversals		(13,524)		(15,124)	(6,717)
Payments		(291)		(610,534)	0
Interest		372		21,488	69,070
Acquisition of subsidiary		0	[1]		0
Ending Balance		19,868		32,946	636,167
ICMS - State VAT [member]
Disclosure of other provisions [line items]
Beginning balance				254,781	163,547
Additions					94,072
Reversals					(29,179)
Payments					(14,747)
Interest					40,299
Acquisition of subsidiary					789
Ending Balance					254,781
ICMS - State VAT and Others Provisions [member]
Disclosure of other provisions [line items]
Beginning balance		202,465		254,781
Additions		10,780		49,038
Reversals		(40,686)		(87,575)
Payments		(31,274)		(16,686)
Interest		5,129		2,907
Acquisition of subsidiary	[1]	0
Ending Balance		146,414		202,465	254,781
Civil, environmental and regulatory claims [member]
Disclosure of other provisions [line items]
Beginning balance		161,972		150,258	93,416
Additions		109,613		66,215	124,857
Reversals		(73,289)		(19,002)	(29,402)
Payments		(64,044)		(35,519)	(39,071)
Interest		26		20	0
Acquisition of subsidiary		27,417	[1]		458
Ending Balance		161,695		161,972	150,258
Labor [member]
Disclosure of other provisions [line items]
Beginning balance		54,169		59,144	73,172
Additions		13,881		18,468	27,333
Reversals		(8,922)		(16,447)	(27,308)
Payments		(8,461)		(7,764)	(16,310)
Interest		792		768	2,257
Acquisition of subsidiary		9,545	[1]		0
Ending Balance		61,004		54,169	59,144
Provision for indemnities [member]
Disclosure of other provisions [line items]
Beginning balance		206,808		203,780	150,820
Additions		13,447		19,519	32,691
Reversals		(66,075)		(6,081)	(7,969)
Payments		(14,257)		(12,959)	0
Interest		5,710		2,549	28,238
Acquisition of subsidiary		0	[1]		0
Ending Balance		R$ 145,633		R$ 206,808	R$ 203,780

[1]	On May 8, 2025, the Company acquired the control of Hidrovias; for further details, see Note 27.b.